Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Maturity Payments of Operating Leases
Year ending December 31	Total
2020	190,413
2021	156,868
2022	113,565
2023	116,969
2024	120,476
2025	124,091
2026	127,814
2027	64,692
Total	1,014,888

The future minimum rental payments under these lease agreements are as follows:

Year ending December 31	Total
2020	265,264
2021	156,868
2022	113,565
2023	116,969
2024	120,476
2025	124,091
2026	127,814
2027	64,692
Total	1,089,739